Senior Secured Debentures	3 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Senior Secured Debentures
5.	Senior Secured Debentures

On March 24, 2021, the Company entered into a securities purchase agreement with certain accredited investors for the purchase of $750,000 in principal amount ($600,000 subscription amount) of senior secured debentures due June 24, 2021 (the “Bridge Loan”). The imputed interest rate is encompassed within the original issue discount of the debentures and no additional cash interest shall be due. The debentures were issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, to certain purchasers who are accredited investors within the meaning of Rule 501 under the Securities Act of 1933, as amended. Each debenture holder will receive a warrant to purchase shares of common stock in an amount equal to 50% of the principal amount divided by 80% of the initial public offering price of the Company’s common stock. The warrants are exercisable at 80% of the initial public offering price. Transaction costs of $69,000 have been recorded in connection with the Bridge Loan.

In accordance with U.S. GAAP, we have recorded the fair value of the warrants as a liability in the accompanying balance sheet at March 31, 2021 using Black-Scholes option-pricing model. We will remeasure the fair value of the warrants liability at each reporting date until the warrants are exercised or have expired. Changes in the fair value of the warrants liability will be reported in the statements of comprehensive income / (loss) as income or expense. The fair value of the warrants liability is subject to significant fluctuation based on changes in the inputs to the Black-Scholes option-pricing model, including our common stock price, expected volatility, expected term, the risk-free interest rate and dividend yield. The market price for our common stock may be volatile. Consequently, future fluctuations in the price of our common stock may cause significant increases or decreases in the fair value of the warrants.

The fair value of the warrants estimated at $266,773 determined using the Black-Scholes option pricing model was based on the following assumptions; stock price $5.99, dividend yield – nil, expected volatility 80%, risk free rate of return 0.5%, expected term of 3 years.